Segment Information Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 62,108.5	$ 49,610.7	$ 47,702.0
Pretax Profit (Loss)	4,903.7	922.1	4,210.0
Goodwill impairment	0.0	224.8	0.0
Amortization of intangible assets	14.2	31.0	57.7
Personal Lines Segment | Agency Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	21,198.2	17,744.7	16,881.0
Pretax Profit (Loss)	1,029.2	734.1	992.1
Personal Lines Segment | Direct Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	25,015.1	20,135.5	18,492.3
Pretax Profit (Loss)	1,828.2	769.4	619.2
Property Segment
Segment Reporting Information [Line Items]
Goodwill impairment		224.8
Operating Segments | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	58,664.4	49,241.2	44,368.7
Pretax Profit (Loss)	2,992.3	2,064.0	2,065.4
Operating Segments | Personal Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	46,213.3	37,880.2	35,373.3
Pretax Profit (Loss)	$ 2,857.4	$ 1,503.5	$ 1,611.3
Personal auto insurance percentage of the total personal lines segment net premiums earned	94.00%	94.00%	94.00%
Operating Segments | Commercial Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	$ 9,898.7	$ 9,088.3	$ 6,945.2
Pretax Profit (Loss)	123.0	810.3	767.8
Operating Segments | Property Segment
Segment Reporting Information [Line Items]
Pretax Profit (Loss)		(463.2)
Goodwill impairment	0.0	(224.8)	0.0
Operating Segments | Property Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	2,551.4	2,270.0	2,042.5
Pretax Profit (Loss)	28.1	(238.4)	(312.3)
Operating Segments | Other Indemnity | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	1.0	2.7	7.7
Pretax Profit (Loss)	(16.2)	(11.4)	(1.4)
Segment Reconciling Items
Segment Reporting Information [Line Items]
Interest Expense	(268.4)	(243.5)	(218.6)
Segment Reconciling Items | Fees And Other Revenues
Segment Reporting Information [Line Items]
Revenues	889.1	722.1	691.8
Segment Reconciling Items | Service Businesses
Segment Reporting Information [Line Items]
Revenues	310.1	299.3	271.4
Pretax Profit (Loss)	(38.9)	2.6	18.6
Segment Reconciling Items | Investments Member
Segment Reporting Information [Line Items]
Revenues	2,244.9	(651.9)	2,370.1
Pretax Profit (Loss)	$ 2,218.7	$ (676.2)	$ 2,344.6